Related Party Transactions (Details) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Apr. 21, 2022	Nov. 24, 2021	May 25, 2021	Mar. 31, 2021	Feb. 28, 2021
Related Party Transactions (Details) [Line Items]
Stock based compensation amount						$ 1,285		$ 5,903		$ 1,102,044	$ 250,717
Shares issued price per share (in Dollars per share)						$ 10		$ 10					$ 145.29
Domain license from a related party														$ 500,449
Outstanding under sponsor loan						$ 1,750,000		$ 1,750,000			949,000
Working capital loans amount						423,000		423,000			0
Compensation paid to related parties						347,874	610,910	698,019	779,292	1,816,562	1,809,528
Incurred related party expenses						446,369	255,351	829,149	447,274	506,717	1,079,227
Accounts payable						$ 149,343		149,343		51,420	115,485
Related party carrying amount								$ 390,000
Related party interest rate								0.19%			0.19%
Related party carrying amount											$ 390,000
Initial Pubic Offering [Member]
Related Party Transactions (Details) [Line Items]
Shares issued price per share (in Dollars per share)						$ 10		$ 10
CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001				$ 0.0001
Aggregate price										25,000
Founders shares transferred to independent director (in Shares)																20,000
Stock based compensation amount						$ 15,000					$ 161,000
Issued and outstanding ordinary shares percentage								20.00%
Shares issued price per share (in Dollars per share)											$ 10
Office space and administrative fees						30,000	$ 30,000	$ 60,000	$ 42,000	$ 0	$ 102,000
Share price (in Dollars per share)	$ 10
Outstanding under sponsor loan						1,750,000		1,750,000			949,000
Working capital loans amount						$ 423,000		$ 423,000			$ 0
Amount outstanding												$ 500,000
CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)								700,000			700,000
Shares issued price per share (in Dollars per share)											$ 10
Dollar value of private placement											$ 7,000,000
Warrant expire term								5 years			5 years
Share price (in Dollars per share)						$ 10		$ 10
Aggregate value								$ 7,000,000
CF ACQUISITION CORP. VI [Member] | Initial Pubic Offering [Member]
Related Party Transactions (Details) [Line Items]
Shares issued price per share (in Dollars per share)						$ 10		$ 10			$ 10
Business combination gross proceeds											$ 10,500,000
Marketing fee, percentage								3.50%			3.50%
Pre-IPO note								$ 151,000
Amount outstanding											$ 151,000
Domain license from a related party						$ 10,500,000		$ 10,500,000
Class B Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares cancelled (in Shares)			5,750,000
Issued and outstanding ordinary shares percentage								20.00%
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued (in Shares)													172,070
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)						0.0001		$ 0.0001		$ 0.0001	0.0001
Shares issued price per share (in Dollars per share)											$ 11.5
Warrant exercise price (in Dollars per share)						$ 11.5		$ 11.5
Sponsor [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable outstanding						$ 190,000		$ 190,000			$ 557,000
Outstanding under sponsor loan						$ 2,173,000		2,173,000			949,000
Sponsor [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Pre-IPO note								300,000			300,000
Sponsor loan amount											1,750,000
Admin expense to sponsor								10,000			10,000
Sponsor loan										$ 0	949,000
Accounts payable outstanding										$ 106,000	$ 557,000
Sponsor loan amount								$ 1,750,000
Business Combination [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description								The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.			The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Shares cancelled (in Shares)		5,750,000		5,750,000
Issued and outstanding ordinary shares percentage	20.00%
Shares outstanding (in Shares)	7,500,000
Shares cancelled (in Shares)		5,750,000		5,750,000
Issued and outstanding ordinary shares percentage	20.00%
Founder Shares [Member] | Class B Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued (in Shares)					20,125,000
Common stock, par value (in Dollars per share)					$ 0.0001
Aggregate price					$ 25,000
Subject to forfeiture of shares (in Shares)	1,125,000
Aggregate price					$ 25,000
Sponsor forfeited shares (in Shares)	1,125,000